                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 1999
                                               ---------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Whitney Holdings L.L.C.
                 --------------------------------------------
Address:              177 Broad Street
                 --------------------------------------------
                      Stamford, CT 06901
                 --------------------------------------------

13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Daniel J. O'Brien
                 --------------------------------------------
Title:                Managing Member
                 --------------------------------------------
Phone:                203-973-1440
                 --------------------------------------------

Signature, Place, and Date of Signing:

   Daniel J. O'Brien             Stamford, CT                May 15, 2000
-----------------------     -----------------------     -----------------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


           13F File Number           Name

           28-___________            ________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          2
                                              --------------------

Form 13F Information Table Entry Total:                    40
                                              --------------------

Form 13F Information Table Value Total:            $1,791,122     (thousands)
                                              --------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No.        13F File Number              Name

    1          28-____________              J.H. WHITNEY III MANAGEMENT,L.L.C.
                                            ------------------------------------


    No.        13F File Number              Name

    2          28-____________              J.H. WHITNEY EQUITY PARTNERS, L.L.C.
                                            ------------------------------------

                           FORM 13F INFORMATION TABLE
                                DECEMBER 31, 1999



-------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5                COLUMN 6     COLUMN 7
--------------------------------   ----------    ---------   --------  ----------------------      --------------   --------

                                    TITLE OF                  VALUE     SHRS OR   SH/    PUT/        INVESTMENT      OTHER
        NAME OF ISSUER               CLASS         CUSIP     (X$1000)   PRN AMT   PRN    CALL        DISCRETION     MANAGERS
===============================================================================================================================

COMMON STOCK
-------------------------------------------------------------------------------------------------------------------------------
HOMESTORE.COM                        COMMON      437852106   396,505   5,341,630   SH              SHARED-DEFINED    WEP(2)
-------------------------------------------------------------------------------------------------------------------------------
MAXYGEN                              COMMON      577776107       284       4,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
KANA COMMUNICATIONS                  COMMON      483600102   126,561     617,372   SH              SHARED-DEFINED  JHW III(1)
-------------------------------------------------------------------------------------------------------------------------------
MEDIA METRIX                         COMMON      58440x103    25,539     719,644   SH              SHARED-DEFINED    WEP(2)
-------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                   COMMON      811804103    10,849     233,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
ARTISOFT INC COM                     COMMON      04314L106     5,938     329,900   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
COMARCO INC.                         COMMON      200080109     1,716      73,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
GRIC COMMUNICATIONS INC.             COMMON      398081109       127       5,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
TELECORP                             COMMON      879299105   358,497   9,434,127   SH              SHARED-DEFINED  JHW III(1)
                                                                                                                       WEP(2)
-------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES, INC.             COMMON      969457100       764      25,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
IL FORNAIO                           COMMON      451926109       902     130,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
SCOTTS CO                            COM. CL A   810186106     1,698      42,200   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC.                  COMMON      858119100     1,920     120,500   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
SILGAN HOLDINGS                      COMMON      827048109     4,503     336,700   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
DUN & BRADSTREET CORP.               COMMON      26483B106     2,213      75,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
NEWMIL BANCORP INC.                  COMMON      651633109     1,950     150,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
SOUTHEASTERN THRIFT & BANK           COMMON      841901101       620      40,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL, INC.              COMMON      939322103     1,035      40,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
CONMED CORP.                         COMMON      207410101     1,164      45,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
H&Q HEALTHCARE INVESTORS             COMMON      404052102       860      40,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
H&Q LIFE SCIENCES INVES.             COMMON      404053100       850      42,500   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
THERMO BIOANALYSIS                   COMMON      88355H108       551      30,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
LASALLE HOTEL PROPERTIES             COMMON      517942108     2,460     210,500   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
INTERPHASE CORP.                     COMMON      460593106       306      14,500   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
MTI TECHNOLOGY                       COMMON      553903105     3,282      89,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
EDUTREK INTERNATIONAL, INC.          COMMON      28164K108       380     380,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
HEARTLAND EXPRESS                    COMMON      422347104       252      16,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
ADVANCE PARADIGM, INC.               COMMON      007491103       647      30,000   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
NMT MEDICAL, INC.                    COMMON      629294109     7,199   2,504,010   SH              SHARED-DEFINED    WEP(2)
-------------------------------------------------------------------------------------------------------------------------------
NU SKIN ENTERPRISES, INC.            COMMON      67018T105     2,877     317,499   SH              SHARED-DEFINED    WEP(2)
-------------------------------------------------------------------------------------------------------------------------------
USINTERNETWORKING, INC.              COMMON      917311805   623,884   8,928,571   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE COMMUNICA-TIONS, INC.    COMMON      84760T100   137,861  12,676,837   SH              SHARED-DEFINED     WEP(2)
-------------------------------------------------------------------------------------------------------------------------------
VITAMINSHOPPE.COM, INC.              COMMON      92848M104     9,972   1,092,849   SH              SHARED-DEFINED  JHW III(1)
-------------------------------------------------------------------------------------------------------------------------------
FOGDOG, INC.                         COMMON      344167101    41,589   4,377,830   SH              SHARED-DEFINED  JHW III(1)
-------------------------------------------------------------------------------------------------------------------------------
TBM HOLDINGS                         COMMON      872197108     2,500     500,000   SH              SHARED-DEFINED  JHW III(1)
-------------------------------------------------------------------------------------------------------------------------------
WORLD ACCESS INC.                    COMMON       9814AAD3       635      32,992   SH              SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------

OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
KERAVISION FEB 12 1/2PUTS            PUTS        4920618BV       130      20,000            PUTS   SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
CD RADIO WARRANTS                    CALLS       125127134       552       6,000            CALL   SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------

BONDS
-------------------------------------------------------------------------------------------------------------------------------
BURNS PHILLIP & CO.
5 1/2% DUE 04-30-04                  BONDS       17338AA78    10,046  17,940,000   PRN             SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------
INNOVATIVE CLINICAL SOLUTIONS
6.750% Due 06-15-03                  BONDS        718925AC     1,504   5,675,000   PRN             SHARED-DEFINED     NONE
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
            COLUMN 1                                    COLUMN 8
--------------------------------       ----------------------------------------
                                                   VOTING AUTHORITY
                                       ----------------------------------------
        NAME OF ISSUER                       SOLE        SHARED        NONE
===============================================================================

COMMON STOCK
-------------------------------------------------------------------------------
HOMESTORE.COM                           5,341,630
-------------------------------------------------------------------------------
MAXYGEN                                     4,000
-------------------------------------------------------------------------------
KANA COMMUNICATIONS                       617,372
-------------------------------------------------------------------------------
MEDIA METRIX                              719,644
-------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                        233,000
-------------------------------------------------------------------------------
ARTISOFT INC COM                          329,900
-------------------------------------------------------------------------------
COMARCO INC.                               73,000
-------------------------------------------------------------------------------
GRIC COMMUNICATIONS INC.                    5,000
-------------------------------------------------------------------------------
TELECORP                                9,434,127
-------------------------------------------------------------------------------
WILLIAMS COMPANIES, INC.                   25,000
-------------------------------------------------------------------------------
IL FORNAIO                                130,000
-------------------------------------------------------------------------------
SCOTTS CO                                  42,200
-------------------------------------------------------------------------------
STEEL DYNAMICS INC.                       120,500
-------------------------------------------------------------------------------
SILGAN HOLDINGS                           336,700
-------------------------------------------------------------------------------
DUN & BRADSTREET CORP.                     75,000
-------------------------------------------------------------------------------
NEWMIL BANCORP INC.                       150,000
-------------------------------------------------------------------------------
SOUTHEASTERN THRIFT & BANK                 40,000
-------------------------------------------------------------------------------
WASHINGTON MUTUAL, INC.                    40,000
-------------------------------------------------------------------------------
CONMED CORP.                               45,000
-------------------------------------------------------------------------------
H&Q HEALTHCARE INVESTORS                   40,000
-------------------------------------------------------------------------------
H&Q LIFE SCIENCES INVES.                   42,500
-------------------------------------------------------------------------------
THERMO BIOANALYSIS                         30,000
-------------------------------------------------------------------------------
LASALLE HOTEL PROPERTIES                  210,500
-------------------------------------------------------------------------------
INTERPHASE CORP.                           14,500
-------------------------------------------------------------------------------
MTI TECHNOLOGY                             89,000
-------------------------------------------------------------------------------
EDUTREK INTERNATIONAL, INC.               380,000
-------------------------------------------------------------------------------
HEARTLAND EXPRESS                          16,000
-------------------------------------------------------------------------------
ADVANCE PARADIGM, INC.                     30,000
-------------------------------------------------------------------------------
NMT MEDICAL, INC.                       2,504,010
-------------------------------------------------------------------------------
NU SKIN ENTERPRISES, INC.                 317,499
-------------------------------------------------------------------------------
USINTERNETWORKING, INC.                 8,928,571
-------------------------------------------------------------------------------
SPECTRASITE COMMUNICA-TIONS, INC.      12,676,837
-------------------------------------------------------------------------------
VITAMINSHOPPE.COM, INC.                 1,092,849
-------------------------------------------------------------------------------
FOGDOG, INC.                            4,377,830
-------------------------------------------------------------------------------
TBM HOLDINGS                              500,000
-------------------------------------------------------------------------------
WORLD ACCESS INC.                          32,992
-------------------------------------------------------------------------------

OPTIONS
-------------------------------------------------------------------------------
KERAVISION FEB 12 1/2PUTS                                               20,000
-------------------------------------------------------------------------------
CD RADIO WARRANTS                                                        6,000
-------------------------------------------------------------------------------

BONDS
-------------------------------------------------------------------------------
BURNS PHILLIP & CO.
5 1/2% DUE 04-30-04                                                 17,940,000
-------------------------------------------------------------------------------
INNOVATIVE CLINICAL SOLUTIONS
6.750% Due 06-15-03                                                  5,675,000
-------------------------------------------------------------------------------
(1) J.H. WHITNEY III MANAGEMENT, L.L.C.
(2) J.H. WHITNEY EQUITY PARTNERS, L.L.C.